Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000215087 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215087 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215087 | U.S. Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215087 | U.S. Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215087 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215087 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215087 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000215087 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000024691 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024691 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024691 | U.S. Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024691 | U.S. Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024691 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024691 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024691 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000024691 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.20%